STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
STOCKHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000
Common Stock, Shares Authorized	190,000,000		190,000,000	190,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split			one-for-ten
Proceeds from Issuance of Private Placement (in Dollars)			$ 790,834
Stock Issued During Period, Value, New Issues (in Dollars)	1,835,000		468,682
Debt Conversion, Original Debt, Amount (in Dollars)	37,000	141,200	178,600	0
Allocated Share-based Compensation Expense (in Dollars)	849,077	427,154	833,139	1,112,981
Stock Issued During Period, Value, Issued for Services (in Dollars)	280,235		964,162	157,500
Proceeds from Issuance of Common Stock (in Dollars)	1,835,000	0	448,681	0
Employee Stock Option [Member] | 2012 Long-Term Incentive Equity Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,050,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			210,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 2.07
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			115% of the last sale price of the Common Stock on the date of grant
Share-based Compensation Arrangement by Share-based Payment Award, Vest Date			July 2014
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jul. 31, 2015
Allocated Share-based Compensation Expense (in Dollars)	25,358
Employee Stock Option [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			210,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)			$ 2.07
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			115% of the last sale price of the Common Stock on the date of grant
Share-based Compensation Arrangement by Share-based Payment Award, Vest Date			July 2014
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date			Jul. 31, 2015
Restricted Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	602,597	427,154	883,139	1,112,981
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	465,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Share based compensation arrangement by share based payment award, shares which vest based upon certain milestones	1,165,251			1,165,251
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized (in Dollars)	4,955,105		4,961,202
Warrant [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Class of Warrant or Right, Term	5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.91
Allocated Share-based Compensation Expense (in Dollars)	246,479
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.001
2012 Long-Term Incentive Equity Plan [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,050,000
Private Placement Offering [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Number of private placement offerings	2
Proceeds from Issuance of Private Placement (in Dollars)	1,835,000
Stock Issued During Period, Shares, New Issues	917,583		1,171,705
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.91		$ 0.40
Stock Issued During Period, Value, New Issues (in Dollars)	835,000		468,682
Class of Warrant or Right, Term	5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.91
Common stock authorized to be issued in a private placement offering			1,250,000
Debt Conversion, Original Debt, Amount (in Dollars)			20,000
Common Stock Issued to Investor [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,098,091
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.91
Stock Issued During Period, Value, New Issues (in Dollars)	1,000,000
Advisory Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	18,460
Stock Issued During Period, Shares, Issued for Services	82,418			250,000
Stock Issued During Period, Value, Issued for Services (in Dollars)				157,500
Advisor Agreement, Terms				the Company agreed to the issuance of 500,000 shares of Common Stock, 50% of which was issuable upon execution of the agreement and 50% of which was issuable upon the six month anniversary of the execution of the advisor agreement
Advisor Agreement, Termination Description				This advisory services agreement has since been terminated and the remaining 250,000 shares have not been, and will not be, issued
Strategic Business, Distributorship, Investor Relation and Sales and Sales Channel Advisory Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	6 months
Number of Advisory Agreements	2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The Company granted to each advisor 100,000 shares of restricted Common Stock, subject to forfeiture if the advisor terminates or materially breaches the agreement before the six-month anniversary thereof.		six months from the date of the agreement
Stock Issued During Period, Shares, Issued for Services	100,000		50,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	260,000		75,000
Advisor Agreement, Terms			the Company entered into an advisor agreement whereby the Company would receive strategic business advisory services, distributorship advisory services, sales and sales channel advisory services and investor relation advisory services
Share-based compensation, cost not yet recognized (in Dollars)			75,000
Consulting Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	1,234		11,263
Strategic Business Advisory Services and Public and Investor Relation Services [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			167,204
Stock Issued During Period, Value, Issued for Services (in Dollars)			501,612
Stock Issued During Period, Shares, Restricted Stock Award, Gross			200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	150,000		100,000
Stock Issued During Period, Value, Restricted Stock Award, Gross (in Dollars)			280,000
Private Placement [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			1,171,705
Sale of Stock, Price Per Share (in Dollars per share)			$ 0.40
Common stock authorized to be issued in a private placement offering			1,250,000
Debt Conversion, Original Debt, Amount (in Dollars)			20,000
Proceeds from Issuance of Common Stock (in Dollars)			$ 468,681
Legal Services from Two Firms [Member]
STOCKHOLDERS' EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services			35,000
Number of Service Providers			2